Shareholders' equity - Summary of Other Reserves (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Balance, beginning of year	CAD 97	CAD 92
Share-based compensation expense	8	7
Net benefit on options exercised	(9)	(2)
Balance, end of year	CAD 96	CAD 97